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This amendment (check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: TRAFALGAR ASSET MANAGERS LTD
Address: 55 Baker St
London W1U 8EW, United Kingdom

Form 13f - File Number: 028-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Mr N. Turdean
Title: Compliance Officer
Phone: +44-207-563-9401

Signature, Place and Date of Signing

Nick Turdean
London
February 16, 2009.

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY

NUMBER OF OTHER INCLUDED MANAGERS:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 29
FORM 13F INFORMATION TABLE VALUE TOTAL:	$117,287.22
					(thousands)


FORM 13F INFORMATION TABLE

COL1                 COL2  COL3       COL4      COL5  	          COL6 COL7 COL8

ISSUER  	     TITLE CUSIP      VALUE     SHS OR   SH/PUT   INV  OTHR VOT
		     OF						            AUTH
		     CLASS            (X$1000)  PRN AMT  PRN CALL DISC MGRS SOLE


Affiliat Comp Serv 1 COM   008190100  596.90 	10,000    CL A    yes   no  sole
FedHome Loan Mrt Com COM   313400301  51.45     35,000    SH      yes   no  sole
SPDR Gold Trust      ETP   78463V107  9,529.13  88,800    GOLD SH yes   no  sole
Deutsche Bank AG     COM   D18190898  18,408.24 259,600   SH      yes   no  sole
Callaway Golf Co     COM   131193104  2,541.74  337,101   SH      yes   no  sole
Diedrich Coffee Inc  COM   253675201  1,313.04  37,677    SH      yes   no  sole
BHP Billiton PLC     ADR   05545E209  7,917.40  124,000   SH      yes   no  sole
Pepsi Bttlng Grp Inc COM   713409100  6,768.75  180,500   SH      yes   no  sole
SPDR Gold Trust      OPT   78463V907  1,877.93  17,500    CALL    yes   no  sole
3Com Corp            COM   885535104  1,312.50  175,000   SH      yes   no  sole
Landry's Restaurant  OPT   51508L953  1,956.55  91,900    PUT     yes   no  sole
3Com Corp            OPT   885535954  22.50     3,000     PUT     yes   no  sole
Varian Inc   	     COM   922206107  773.10    15,000    SH      yes   no  sole
Ivanhoe Mines Mar 10 OPT   46579N903  6,574.50  450,000   CALL    yes   no  sole
Ivanhoe Mines Jun 10 OPT   46579N903  730.50    50,000    CALL    yes   no  sole
Ivanhoe Mines Ltd/CA COM   46579N103  1,271.07  87,000    SH      yes   no  sole
Emulex Copr          OPT   292475909  1,090.00  100,000   CALL    yes   no  sole
Emmis Comm Corp      COM   291525103  89.14     76,514    CL A    yes   no  sole
Fed Nat Mortg Ass    COM   313586109  41.30     35,000    SH      yes   no  sole
SPDR Gold Trust      OPT   78463V907  48,289.50 450,000   CALL    yes   no  sole
Alumin Crp of China  OPT   022276909  981.00    36,000    CALL    yes   no  sole
China Pet & Chem Cor ADR   16941R108  457.96    5,200     ADR     yes   no  sole
Sinopec Shanghai Pet OPT   82935M909  351.90    9,000     CALL    yes   no  sole
Sinopec Shanghai Pet ADR   82935M109  5.32      136       ADR     yes   no  sole
China Pet & Chem Cor OPT   16941R908  1,109.68  12,600    CALL    yes   no  sole
Carnival PLC	     ADR   14365C103  2,814.60  88,800    ADR     yes   no  sole
IMS Health Inc 	     OPT   449934958  10.53     500       PUT     yes   no  sole
Exeter Resource Corp COM   301835104  30.17     4,249     SH      yes   no  sole
Cedar Fair - LP      OPT   150185906  370.83    32,500    CALL    yes   no  sole



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